Derivatives and Fair Value of Financial Instruments (Details 5) (USD $)						12 Months Ended				12 Months Ended
	Dec. 31, 2013 Commodities	Dec. 31, 2012 Commodities	Dec. 31, 2013 Commodities Other current assets	Dec. 31, 2012 Commodities Other current assets	Dec. 31, 2013 Commodities Accrued liability	Dec. 31, 2013 Foreign currencies item	Dec. 31, 2013 Foreign currencies Other current assets	Dec. 31, 2013 Foreign currencies Other accrued liabilities	Dec. 31, 2012 Foreign currencies Other accrued liabilities	Dec. 31, 2013 Interest rate	Dec. 31, 2013 Interest rate Other accrued liabilities	Dec. 31, 2012 Interest rate Other accrued liabilities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Asset Derivatives			$ 2,331,000	$ 6,916,000			$ 2,763,000
Liability Derivatives			16,014,000	7,112,000				101,000	4,157,000		4,103,000	9,810,000
Margin account	29,822,000	14,063,000
Derivative assets and liabilities, net basis			16,731,000	13,867,000	592,000
Loss due to credit risk associated with derivative contracts						$ 2,763,000				$ 0
Number of counterparties						7